HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at December 31, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 98.1%
Beverages: 7.0%
16,000	The Coca-Cola Co.	$877,440
6,000	PepsiCo, Inc.	889,800
		1,767,240
Building Products Retail: 6.6%
3,250	The Home Depot, Inc.	863,265
5,000	Lowe's Companies, Inc.	802,550
		1,665,815
Commercial Services: 3.7%
4,000	PayPal Holdings, Inc. [1]	936,800

Computers: 9.4%
18,000	Apple, Inc.	2,388,420

Discount Retail: 6.8%
4,000	Target Corp.	706,120
7,000	Wal-Mart Stores, Inc.	1,009,050
		1,715,170
Internet: 15.8%
3,000	Alibaba Group Holding Ltd. [1]	698,190
600	Amazon.com, Inc. [1]	1,954,158
5,000	Facebook, Inc. - Class A [1]	1,365,800
		4,018,148
Oil Companies Integrated: 7.4%
10,000	Chevron Corp.	844,500
25,000	Exxon Mobil Corp.	1,030,500
		1,875,000
Pharmaceuticals: 13.5%
12,000	AbbVie, Inc.	1,285,800
13,000	Bristol-Myers Squibb Co.	806,390
5,500	Johnson & Johnson	865,590
5,750	Merck & Co., Inc.	470,350
		3,428,130
Pipelines: 3.0%
20,000	ONEOK, Inc.	767,600

Semiconductors: 3.6%
6,000	QUALCOMM, Inc.	914,040

Software: 7.0%
8,000	Microsoft Corp.	1,779,360

Transportation: 14.3%
7,000	CSX Corp.	635,250
4,000	FedEx Corp.	1,038,480
4,500	Union Pacific Corp.	936,990
6,000	United Parcel Service, Inc. - Class B	1,010,400
		3,621,120
TOTAL COMMON STOCKS
(Cost $15,917,420)		24,876,843

TOTAL INVESTMENTS IN SECURITIES: 98.1%
(Cost $15,917,420)		24,876,843
Other Assets in Excess of Liabilities: 1.9%		476,005
TOTAL NET ASSETS: 100.0%		$25,352,848

[1]	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at December 31, 2020 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$24,876,843	$-	$-	$24,876,843
Total Investments in Securities	$24,876,843	$-	$-	$24,876,843